Post-employment benefit obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of Amounts Recognized in Consolidated Statements of Financial Position
The amounts recognized in the consolidated statements financial position are as follows:

	December 31,	December 31,
	2017	2016

Present value of funded obligations	$26,730	$23,910
Fair value of plan assets	18,112	15,794
Deficit of funded plans	$8,618	$8,116

Schedule of Movements in Defined Benefit Obligations
The movements in the defined benefit obligations are as follows:

	December 31,	December 31,
	2017	2016

Obligations, beginning of year	$23,910	$24,495
Current service costs	774	781
Interest costs	999	1,057
Benefits paid	(901)	(830)
Actuarial loss (gain)	1,948	(1,593)
Obligations, end of year	$26,730	$23,910

Schedule of Fair Value of Plan Assets
The movements in the fair value of plan assets are as follows:

	December 31,	December 31,
	2017	2016

Assets, beginning of year	$15,794	$15,205
Return on assets	678	648
Actuarial gain	1,555	13
Employer contributions	986	758
Benefits paid	(901)	(830)
Assets, end of year	$18,112	$15,794

Schedule of Amounts Recognized in Consolidated Statements of Loss and Comprehensive Loss
The amounts recognized in the consolidated statements of loss and comprehensive loss are as follows:

	December 31,	December 31,
	2017	2016

Current service costs and interest costs
included in cost of sales	$1,773	$1,838

Schedule of Principal Actuarial Assumptions
The principal actuarial assumptions are as follows:

	December 31,	December 31,
T	2017	2016

Discount rate (expense)	4.25%	4.25%
Discount rate (year end disclosures)	3.75%	4.25%
Future salary increases (salaried plan only)	5.00%	5.00%